17. RELATED PARTIES TRANSACTIONS (Details 7) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CIESA
Disclosure of transactions between related parties [line items]
Dividends received	$ 657	$ 0	$ 8
Oldeval
Disclosure of transactions between related parties [line items]
Dividends received	50	12	0
TJSM
Disclosure of transactions between related parties [line items]
Dividends received	13	13	6
TMB
Disclosure of transactions between related parties [line items]
Dividends received	15	15	6
Total related parties
Disclosure of transactions between related parties [line items]
Dividends received	$ 735	$ 40	$ 20